INVENTORIES, NET - Schedule of impairment of inventory written down (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory written down [Roll Forward]
Balance at beginning of the year	¥ 13,182	¥ 3,820
Addition	2,898	11,006
Reduction	(12,976)	(1,644)
Balance at end of the year	¥ 3,104	¥ 13,182